Consolidated Statements of Equity - JPY (¥) ¥ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-controlling Interests	Total
Balance at Mar. 31, 2012	¥ 858,424	¥ 440,946	¥ 1,328,679	¥ 99,513	¥ (26)	¥ 12,018	¥ 2,739,554
Balance (in shares) at Mar. 31, 2012	29,120,220
Comprehensive income (loss):
Net income (loss)			596,021			4,490	600,511
Other comprehensive income, net of tax				22,229			22,229
Conversion of convertible notes	¥ 53,350	52,007					105,357
Conversion of convertible notes (in shares)	2,811,140
Share-based compensation		54,919					54,919
Dividends paid			(145,598)				(145,598)
Balance at Mar. 31, 2013	¥ 911,774	547,872	1,779,102	121,742	(26)	16,508	¥ 3,376,972
Balance (in shares) at Mar. 31, 2013	31,931,360						31,931,360
Comprehensive income (loss):
Net income (loss)			(448,350)			4,798	¥ (443,552)
Other comprehensive income, net of tax				12,877			12,877
Stock and warrants issuance	¥ 492,365	271,810					764,175
Stock and warrants issuance (in shares)	2,480,000
Share-based compensation		70,796					70,796
Dividends paid			(159,654)				(159,654)
Balance at Mar. 31, 2014	¥ 1,404,139	890,478	1,171,098	134,619	(26)	21,306	¥ 3,621,614
Balance (in shares) at Mar. 31, 2014	34,411,360						34,411,360
Comprehensive income (loss):
Net income (loss)			218,453			1,750	¥ 220,203
Other comprehensive income, net of tax				226,120			226,120
Stock and warrants issuance	¥ 577,800	567,387					1,145,187
Stock and warrants issuance (in shares)	1,000,000
Share-based compensation		27,160					27,160
Exercise of stock options	¥ 15,275	2,367					17,642
Exercise of stock options (in shares)	80,000
Acquisition of noncontrolling interest in a consolidated subsidiary		37				(9,612)	(9,575)
Balance at Mar. 31, 2015	¥ 1,997,214	¥ 1,487,429	¥ 1,389,551	¥ 360,739	¥ (26)	¥ 13,444	¥ 5,248,351
Balance (in shares) at Mar. 31, 2015	35,491,360						35,491,360